Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 17,238	$ 3,066
Restricted cash	230	223
Accounts receivable	495
Inventories	1,304	977
Other current assets	436	336
Total current assets	19,703	4,602
Operating lease - right of use asset	582	889
Fixed assets, net	312	430
Total non current assets	894	1,319
TOTAL ASSETS	20,597	5,921
Current liabilities
Trade accounts payable	107	185
Current operating lease liability	305	285
Other accounts payable	2,266	2,140
Total current liabilities	2,678	2,610
Non-current operating lease liability	217	524
TOTAL LIABILITIES	2,895	3,134
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value and 0.08 NIS par value as of December 31, 2024 and 2023; Authorized: 100,000,000 and 12,500,000 shares as of December 31, 2024 and 2023; Issued and outstanding: 37,943,891 and 2,998,278 shares as of December 31, 2024 and 2023		68
Additional paid in capital	114,372	68,681
Accumulated deficit	(96,670)	(65,962)
Total shareholders’ equity	17,702	2,787
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 20,597	$ 5,921